Consolidated Statements of Changes in Stockholders’ Equity - USD ($)	Total	Capital Stock	Additional Paid in Capital	Retained Earnings	Share-Based Payments Reserve	Foreign Currency Translation Reserve	Valuation of Derivative financial instruments
Equity at beginning of period at Dec. 31, 2020	$ 1,108,662,167	$ 422,437,615	$ 297,064,471	$ 429,048,327	$ 7,986,137	$ (44,981,398)	$ (2,892,985)
Equity issuance	223,195,449	58,773,174	164,422,275
Share-based payments	5,554,353				5,554,353
Vested shares	0	1,647,600	4,743,437		(6,391,037)
Dividends declared	(55,776,929)			(55,776,929)
Comprehensive income (loss)	171,990,367			173,942,373		(4,844,991)	2,892,985
Equity at end of period at Dec. 31, 2021	1,453,625,407	482,858,389	466,230,183	547,213,771	7,149,453	(49,826,389)	0
Share-based payments	6,650,487				6,650,487
Vested shares	0	2,014,895	5,800,994		(7,815,889)
Dividends declared	(57,432,776)			(57,432,776)
Repurchase of shares	(15,603,308)	(4,249,365)	(11,353,943)
Comprehensive income (loss)	252,548,018			243,624,754		8,923,264
Equity at end of period at Dec. 31, 2022	1,639,787,828	480,623,919	460,677,234	733,405,749	5,984,051	(40,903,125)	0
Equity issuance	574,989,885	108,771,608	466,218,277
Share-based payments	8,001,830				8,001,830
Vested shares	0	2,204,586	8,048,945		(10,253,531)
Dividends declared	(60,307,043)			(60,307,043)
Comprehensive income (loss)	324,495,925			316,637,512		7,858,413	0
Equity at end of period at Dec. 31, 2023	$ 2,486,968,425	$ 591,600,113	$ 934,944,456	$ 989,736,218	$ 3,732,350	$ (33,044,712)	$ 0